Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the DXC Technology Matched Asset Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Plan document for more complete information. DXC Technology Company ("DXC"), its subsidiaries, and those joint ventures and partnerships over which DXC exercises control and that participate in the Plan are hereafter collectively referred to as "DXC" or the "Company." The joint ventures and partnerships participating in the Plan are hereafter referred to as a “Participating Employer”.
The Plan is a qualified defined contribution plan under the Internal Revenue Code, as amended (the "Code"), Section 401(a). Effective as of January 1, 1987, with respect to the portion thereof that qualifies as a qualified cash or deferred arrangement, is intended to satisfy the requirements of Code Section 401(k). It is also subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
The Company established the DXC Employee Benefits Fiduciary Committee (the "Committee"), which generally consists of four members appointed by the Compensation Committee of the Board of Directors of the Company who serve without additional compensation and are reimbursed by the Company for all reasonable expenses incurred in the discharge of their duties as members of the Committee to the extent such expenses are not paid by the Plan. The Committee serves as the named fiduciary and administrator of the Plan and has the power to interpret, construe and administer the Plan, and to decide any dispute which may arise under the Plan.
Plan Termination - Although it has not expressed any intent to do so, the Company reserves the right, under the Plan, to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, the participants' rights to the Company's contributions fully vest immediately.
Eligibility and Participation - Any eligible employee (as defined in the Plan) who has satisfied the Plan's age requirement, and is employed by a Participating Employer, and who receives a stated compensation in respect of employment on the U.S. payroll of the Company, is eligible to become a participant, with the exception of a person who is represented by a collective bargaining unit and whose benefits have been the subject of good faith bargaining under a contract that does not specify that such person is eligible to participate in the Plan. In addition, the Company may decide to exempt all employees of any division, unit, facility or class from coverage under the Plan. Any person who leaves the Company and, at a later time becomes re-employed, must reapply to participate in the Plan, provided he or she otherwise meets the eligibility requirements.
Employee and Company Contributions - An eligible employee who elects to become a participant may authorize any whole percentage (at least 1% but not more than 50%, subject to certain additional limitations for highly compensated employees) of their compensation (as defined in the Plan) to be deferred and contributed to the trust fund on a pre-tax or Roth basis on his or her behalf, subject to certain Code limitations. Any compensation deferral in excess of applicable Code limitations, together with income allocable to that excess, will be returned to a participant. Any matching Company contribution attributable to any excess contribution, and income allocable thereto, will be forfeited and returned to the Company via the forfeiture account or applied to reduce future matching Company contributions or Plan administrative expenses. The Plan permits participants age 50 and over to make additional “catch-up” contributions in excess of the statutory limit on a pre-tax or Roth basis. For the 2025 plan year, eligible participants age 50 and over may make catch-up contributions up to the IRS limit of $7,500, and participants age 60 through 63 may make enhanced “super catch-up” contributions up to $11,250. These super catch-up amounts are in addition to the regular elective deferral limit for 2025.

The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 3% of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant. Contributions for those automatically enrolled in the Plan increase by 1% each year up to a maximum percentage specified by the Company.
Effective October 8, 2025, participants are permitted to make voluntary after-tax contributions to the Plan in whole number increments from 1% to 25% of eligible compensation, not to exceed applicable limits as determined by the plan administrator in its discretion from time to time for certain highly compensated employees. Participants who elect to make after-tax contributions remain subject to any additional limits applicable under the Plan and the Code.

The Company will contribute an amount equal to 50% of the first 6% of the participant's compensation deferral, except for certain groups of employees for whom, under the terms of their contract agreements, the Company will contribute different amounts.
Company match earned for all participants that are in the standard match is posted to participant accounts in January of the following year. In order to receive this match, participants must remain employed through the end of the year or terminate due to retirement or death. Retired or deceased employees receive their contribution as soon as administratively feasible. The few select participants that receive a match during the year include collectively bargained employees, Swiss Re and service contract employees. Participants should refer to the Plan document for more information about the aforementioned groups. Participants whose employment with their employer ceases at any time in December as a result of a workforce reduction will be considered to have been employed on December 31 for this purpose and will remain eligible for a matching contribution.
Additional profit-sharing amounts may be contributed at the discretion of the Company’s board of directors. A Participating Employer may make annual discretionary employer contributions for each Participating Employer's fiscal year. During the year-ended December 31, 2025, there were no discretionary contributions made to the Plan.

DXC acquired Luxoft Holding, Inc. on June 14, 2019. Luxoft USA, Inc., a subsidiary of Luxoft Holding, Inc. sponsored and maintained a qualified retirement plan under the Code, the Luxoft 401(k) Plan, through December 31, 2025. Effective December 31, 2025, the Luxoft 401(k) Plan was merged into the Plan. As a result, the Luxoft 401(k) Plan’s net assets available for benefits totaling $59,959,762 was transferred into the Plan.
Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contribution, the Company's matching and discretionary contributions and allocations of Plan investment returns, net of an allocation of investment management fees, and is reduced by any distributions. Allocations are based on participant earnings or account balances, as defined by the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Investments - Participants direct the investment of their contributions and account balance into various investment options offered by the Plan.

Vesting of Participants' Interests/Forfeitures - Participants are fully vested immediately in their contributions plus actual earnings thereon.
The majority of participants have a 100% vested interest in the Company’s matching contributions after achieving one full year of service. For a few selected groups of participants, vesting in his or her Company's matching contributions is equal to 25% after completing two full years of service and increasing by 25% for each additional full year of service. Vesting accelerates to 100% in the event of reaching age 65 while employed by the Company, upon severance by reason of death or total and permanent disability.
Any nonvested portion of the Company's matching contributions will be forfeited at the earlier of five one-year consecutive breaks in service, or upon withdrawal from the Plan. Forfeitures may be applied to reduce future matching contributions by the Company, pay Plan administrative expenses and restore amounts previously forfeited by terminated employees. The Plan had a forfeiture balance of $278,975 and $184,228 as of December 31, 2025 and 2024, respectively. During 2025, employer contributions attributable to the year ended December 31, 2024 were reduced by $184,228. During 2026, employer contributions were reduced by $278,975 from forfeited nonvested accounts to fund contributions related to plan year 2025.
Distributable Amounts, Withdrawals and Refunds - With a few exceptions applicable to a few selected groups, a participant may become entitled to his or her distributable benefit by reason of retirement, death, total and permanent disability, voluntary termination of employment, dismissal, or attainment of age fifty-nine and one-half (59-1/2) years. The rules of payment of a participant's distributable benefit depend upon the age of, and number of years of service completed by, the participant and the type of severance.
While still an employee, a participant may take a withdrawal of his or her compensation deferral contributions provided a fully completed application is submitted. The request for withdrawal will be approved if it is deemed that an adequate financial hardship and resulting need for such an amount has been demonstrated by the participant. Additionally, if a participant is at least age fifty-nine and one-half years, they may make one in-service withdrawal per 12-month period for any vested amount for any reason without penalty or account suspension.
Administrative Expenses - Certain administrative expenses are paid by DXC, as provided in the Plan document. Participants pay quarterly administrative costs of $11.25 for maintaining an account in the Plan. Additionally, participants also pay fees for loans and qualified domestic relation orders. All investment management and transaction fees directly related to the Plan investments are paid by the Plan. Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return for such investments.